Outstanding Loans and Leases - Consumer Real Estate - TDRs Entering Payment Default That Were Modified During the Preceding 12 Months (Details) - Consumer real estate $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) payment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	$ 4,207	$ 4,264	$ 6,961
Loans in default sold or disposed of by the company	1,800	2,000	2,400
Modifications under government programs
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	457	700	456
Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	287	726	1,121
Loans discharged in Chapter 7 bankruptcy
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	285	551	994
Trial modifications
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	3,178	2,287	4,390
Trial modification offers with no customer response	$ 1,700
Residential Mortgage
Financing Receivable, Modifications [Line Items]
Number of missing payments causing default | payment	3
Threshold period considered past due after modification	90 days
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	$ 3,950	4,122	6,911
Residential Mortgage | Modifications under government programs
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	452	696	454
Residential Mortgage | Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	263	714	1,117
Residential Mortgage | Loans discharged in Chapter 7 bankruptcy
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	238	481	964
Residential Mortgage | Trial modifications
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	2,997	2,231	4,376
Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	257	142	50
Home equity lines of credit | Modifications under government programs
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	5	4	2
Home equity lines of credit | Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	24	12	4
Home equity lines of credit | Loans discharged in Chapter 7 bankruptcy
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	47	70	30
Home equity lines of credit | Trial modifications
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	$ 181	$ 56	$ 14